Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended
Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 45,927
Adjustments to reconcile net income to net cash provided by operating activities:
Write-off of deferred financing fees - early debt extinguishment	17,418
Amortization of original issue discount - early debt extinguishment	2,437
Depreciation expense	19,085
Amortization of intangible assets	3,806
Amortization of deferred financing fees	1,401
Amortization of original issue discount	235
Increase in provision for inventory losses	8,847
Non-cash stock-based compensation	2,215
Increase (decrease) in provision for losses on accounts receivable	180
Changes in assets and liabilities:
Decrease in receivables	831
Increase in inventory	(40,884)
(Increase) decrease in other working capital	(9,781)
Increase in accounts payable	30,158
Decrease in interest payable	(11,369)
Increase in accrued liabilities	9,011
Net cash provided by operating activities	79,517
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(16,455)
Franchise store conversions	284
Investment in joint ventures	(1,020)
Store acquisition costs	(686)
Net cash used in investing activities	(17,877)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of Class A preferred stock	(223,107)
Redemption of Senior Toggle Notes	(300,000)
Redemption of Senior Subordinated Notes	(110,000)
Issuance of Class A Common Stock	237,253
Proceeds from exercised stock options	3,325
Tax benefit from exercise of stock options	1,612
Payments on long-term debt	(783)
Deferred financing fees	(17,346)
Net cash used in financing activities	(157,228)
Effect of exchange rate on cash and cash equivalents	(344)
Net increase (decrease) in cash and cash equivalents	(95,932)
Beginning balance, cash and cash equivalents	193,902
Ending balance, cash and cash equivalents	97,970
2007 Senior Credit Facility
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of Senior Credit Facilty	(644,382)
2011 Senior Credit Facility
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of Senior Credit Facilty	(300,000)
Borrowings on 2011 Senior Credit Facility	$ 1,196,200